CURRENT FINANCIAL LIABILITIES WITH RELATED PARTIES (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Payables with Related Parties	€ 2,901	€ 1,808
Amortized Cost [Member]
IfrsStatementLineItems [Line Items]
Liabities Payables with Related Parties	2,901	1,808
Payables with Related Parties	2,901
Liabities Payables with Related Parties		1,808
Carrying Amounts [Member]
IfrsStatementLineItems [Line Items]
Liabities Payables with Related Parties	2,901	1,808
Payables with Related Parties	2,901
Fair Value [Member]
IfrsStatementLineItems [Line Items]
Liabities Payables with Related Parties	2,901	€ 1,808
Payables with Related Parties	€ 2,901